Other payables - Fair value derivative financial instruments (Details) € in Thousands	Dec. 31, 2021 EUR (€)
Disclosure of financial instruments [Line items]
Foreign currency option	€ 654
Total	654
Level II
Disclosure of financial instruments [Line items]
Foreign currency option	654
Total	€ 654